Retirement and Benefit Programs (Details 2) (USD $)	3 Months Ended		12 Months Ended
	May 31, 2013 item	May 31, 2012	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Retirement and Benefit Programs
Number of defined benefit plans	2		2
Net periodic benefit cost
Service cost	$ 86,000	$ 68,000	$ 271,000	$ 216,000	$ 203,000
Interest cost	100,000	99,000	396,000	438,000	434,000
Expected return on plan assets	(143,000)	(146,000)	(636,000)	(618,000)	(559,000)
Amortization of prior service cost	16,000	15,000	59,000	62,000	85,000
Recognized net actuarial loss	66,000	62,000	248,000	116,000	123,000
Total pension expense	125,000	98,000	338,000	214,000	286,000
Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss (gain)			434,000	1,504,000	(87,000)
Changes due to plan amendments			218,000
Amortization of prior service cost			(59,000)	(62,000)	(85,000)
Amortization of net actuarial loss			(248,000)	(116,000)	(123,000)
Total recognized in accumulated other comprehensive loss			345,000	1,326,000	(295,000)
Total recognized net periodic benefit cost and accumulated other comprehensive loss			683,000	1,540,000	(9,000)
Change in benefit obligation
Benefit obligation at beginning of year	10,299,000	9,620,000	9,620,000	8,238,000
Service cost	86,000	68,000	271,000	216,000	203,000
Interest cost	100,000	99,000	396,000	438,000	434,000
Actuarial loss			274,000	1,204,000
Plan amendment			218,000
Benefits paid			(480,000)	(476,000)
Benefit obligation at end of year			10,299,000	9,620,000	8,238,000
Change in plan assets
Fair value of plan assets at beginning of year	8,358,000	8,095,000	8,095,000	7,949,000
Actual return on plan assets			476,000	318,000
Employer contributions			267,000	304,000
Benefits paid			(480,000)	(476,000)
Fair value of plan assets at end of year			8,358,000	8,095,000	7,949,000
Funded status at end of year			(1,941,000)	(1,525,000)
Amounts recognized in the balance sheet consist of
Noncurrent assets				86,000
Noncurrent liabilities			(1,941,000)	(1,611,000)
Net amount recognized			(1,941,000)	(1,525,000)
Amounts in accumulated other comprehensive loss that have not yet been recognized as a component of net period benefit cost
Unrecognized net actuarial losses			3,672,000	3,491,000	2,103,000
Unrecognized prior service costs			388,000	223,000	285,000
Amounts in accumulated other comprehensive loss			4,060,000	3,714,000	2,388,000
Estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost related to unrecognized net actuarial losses and prior service costs during fiscal 2014			$ 300,000
Weighted average assumptions used to determine benefit obligations
Discount rate (as a percent)			4.00%	4.25%	5.50%
Expected return on plan assets (as a percent)			8.00%	8.00%	8.00%
Weighted average assumptions used to determine net periodic pension expense
Discount rate (as a percent)			4.25%	5.50%	5.75%
Expected return on plan assets (as a percent)			8.00%	8.00%	8.00%